SUMMARY OF MATERIAL ACCOUNTING POLICIES - Provision for reclamation and remediation (Details) $ in Millions	Dec. 31, 2025 USD ($)
Reclamation and remediation obligations
Provision for reclamation and remediation
Adjusted carrying asset value of the related asset when changes in estimate exceeds carrying value	$ 0